Related Party Transactions (Details) - USD ($) $ in Thousands			3 Months Ended
	Mar. 21, 2022	Sep. 13, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Oct. 31, 2019
Related Party Transaction [Line Items]
Related party balance					$ 2,400
Proceeds from issuance of private placement			$ 208,000	$ 0
PIPE Investment
Related Party Transaction [Line Items]
Proceeds from issuance of private placement	$ 68,500		68,500
Affiliated Entity
Related Party Transaction [Line Items]
Convertible notes payable						$ 2,400
Related party balance					$ 2,400
Affiliated Entity | Placement fees
Related Party Transaction [Line Items]
Revenue from related parties			631	0
Affiliated Entity | Munich Re | Insurance Premiums
Related Party Transaction [Line Items]
Related party transaction expenses			80	331
Affiliated Entity | IRA Services | Rent Expense
Related Party Transaction [Line Items]
Related party transaction expenses			94	$ 94
Affiliated Entity | Financial Technology Partners | Financial Fees
Related Party Transaction [Line Items]
Related party transaction expenses			18,283
Affiliated Entity | Financial Technology Partners | Common stock issued
Related Party Transaction [Line Items]
Related party transaction expenses			17,356
Affiliated Entity | Financial Technology Partners | Issuance of Public and Private Warrants
Related Party Transaction [Line Items]
Related party transaction expenses			$ 927
Affiliated Entity | James Herbert II
Related Party Transaction [Line Items]
Shares issued (in shares)		75,000
Proceeds from issuance of private placement		$ 750
Affiliated Entity | Temasek Holding
Related Party Transaction [Line Items]
Shares issued (in shares)		1,000,000
Proceeds from issuance of private placement		$ 10,000